Summary of Inputs for Model Used (Details) - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Weighted average Fair value of ordinary share at the measurement date		$ 1.96
Risk- free interest rate		0.44%
Expected volatility (%)		74.58%
Expected life		5.06
Dividend Yield		0.00%
Model used		Black-Scholes Valuation
Performance Stock Unit Plan [Member]
IfrsStatementLineItems [Line Items]
Weighted average Fair value of ordinary share at the measurement date	$ 2.12	$ 0.77
Risk- free interest rate	0.61%	4.83%
Expected volatility (%)	56.27%	54.92%
Expected life	4 years	4 years
Dividend Yield	0.00%	0.00%
Model used	Monte Carlo Simulation	Monte Carlo Simulation
Restricted Stock Unit Plan [Member]
IfrsStatementLineItems [Line Items]
Weighted average Fair value of ordinary share at the measurement date	$ 2.12
Risk- free interest rate	0.61%
Expected volatility (%)	56.27%	54.92%
Expected life	4 years
Dividend Yield	0.00%	0.00%
Model used	Black-Scholes Valuation	Black-Scholes Valuation
Restricted Stock Unit Plan [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average Fair value of ordinary share at the measurement date		$ 0.77
Risk- free interest rate		3.63%
Expected life		1
Restricted Stock Unit Plan [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average Fair value of ordinary share at the measurement date		$ 1.15
Risk- free interest rate		4.83%
Expected life		4 years